                     CLASS A, CLASS B AND CLASS C SHARES OF:

                             AIM GLOBAL GROWTH FUND

                          Supplement dated July 1, 1999
                     to the Prospectus dated March 1, 1999,
                         as supplemented April 16, 1999


This supplement supersedes and replaces in its entirety the supplement dated April 16, 1999.

Effective July 1, 1999, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 4 of the prospectus:

     "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are

     o T. Bradley Conger, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1997. From 1993 to 1997, he was a member of the Goldman Sachs & Co. international equity sales team.

     o Monika H. Degan, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1995. From 1991 to 1995, she was Senior Financial Analyst for Shell Oil Co. Pension Trust.

     o A. Dale Griffin, III, Senior Portfolio Manager, who has been responsible for the fund since its inception in 1994 and has been associated with the advisor and/or its affiliates since 1989.

     o Benjamin A. Hock, Jr., Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1994 to 1999, he was, among other offices, head of equity research at John Hancock Advisers, Inc.

     o Clas G. Olsson, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1994.

     o Jonathan C. Schoolar, Senior Portfolio Manager, who has been responsible for the fund since its inception in 1994 and has been associated with the advisor and/or its affiliates since 1986.

     o Barrett K. Sides, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1990."

Effective immediately the following replaces in its entirety the information appearing under the heading "EXCHANGING SHARES - EXCHANGE CONDITIONS" on page A-6 of the prospectus:

     "The following conditions apply to all exchanges:

     o You must meet the minimum purchase requirements for the AIM Funds into which you are exchanging;

     o Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

     o Exchanges must be made between accounts with identical registration information;


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     o    The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

     o    Shares must have been held for at least one day prior to the exchange;
          and

     o If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

Beginning September 15, 1999, the following exchange condition will apply:

     o Because excessive short-term trading or market-timing activity can hurt fund performance, you are limited to a maximum of 10 exchanges per calendar year. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund."

                     CLASS A, CLASS B AND CLASS C SHARES OF:

                             AIM GLOBAL INCOME FUND

                          Supplement dated July 1, 1999
                     to the Prospectus dated March 1, 1999,
                            as revised April 8, 1999

Effective July 1, 1999, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 5 of the prospectus:

       "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are

       o Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since its inception in 1994 and has been associated with the advisor and/or its affiliates since 1992.

       o Jan H. Friedli, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management. From 1994 to 1997, he was international fixed-income trader and analyst for Strong Capital Management.

       o Carolyn L. Gibbs, Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1992.

       o Kevin E. Rogers, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1991."

Effective immediately the following replaces in its entirety the information appearing under the heading "EXCHANGING SHARES - EXCHANGE CONDITIONS" on page A-6 of the prospectus:

       "The following conditions apply to all exchanges:

       o You must meet the minimum purchase requirements for the AIM Funds into which you are exchanging;

       o Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

       o Exchanges must be made between accounts with identical registration information;

       o The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

       o Shares must have been held for at least one day prior to the exchange; and

       o If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

Beginning September 15, 1999, the following exchange condition will apply:

       o Because excessive short-term trading or market-timing activity can hurt fund performance, you are limited to a maximum of 10 exchanges per calendar year. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund."